Accounts payable and accrued expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of accounts payable and accrued expenses
Accounts payable and accrued expenses includes the following (in thousands):

Table 21.1 Details of Accounts Payable and Accrued Expenses
	June 30, 2025	December 31, 2024
Accrued distribution costs	$107,925	$83,318
Stablecoin redemptions in transit	194,026	118,074
Accrued expenses	66,827	70,314
Income taxes payable	3,850	678
Accounts payable	28,522	5,505
Other payables	10,410	9,118

Total accounts payable and accrued expenses	$411,560	$287,007

Table 22. Details of Accounts Payable and Accrued Expenses

	December 31, 2024	December 31, 2023
Stablecoin redemptions in transit	$118,074	$10,700
Accrued distribution costs	83,318	57,278
Accrued expenses	70,314	50,015
Income taxes payable	678	27,162
Accrued interest	514	740
Other payables	14,109	6,691

Total accounts payable and accrued expenses	$287,007	$152,586